Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Registrant Name	GDS Holdings Limited
Entity Central Index Key	0001526125
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37925
Entity Address, Address Line One	F4/F5, Building C, Sunland International,
Entity Address, Address Line Two	No. 999 Zhouhai Road,
Entity Address, Address Line Three	Pudong
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200137
Entity Address, Country	CN
Document Accounting Standard	U.S. GAAP
Entity Incorporation, State or Country Code	KY
Business Contact
Entity Address, Address Line One	F4/F5, Building C, Sunland International,
Entity Address, Address Line Two	No. 999 Zhouhai Road,
Entity Address, City or Town	Pudong
Entity Address, Postal Zip Code	200137
Entity Address, Country	CN
Contact Personnel Name	Mr. Daniel Newman
City Area Code	+86
Local Phone Number	21-2029 2200
ADS
Title of 12(b) Security	Class A ordinary shares, par value $0.00005 per share*
Security Exchange Name	NASDAQ
Trading Symbol	GDS
Class A
Entity Common Stock, Shares Outstanding	1,148,842,379
Title of 12(b) Security	American Depositary Shares, each representing eightClass A ordinary shares
Class B
Entity Common Stock, Shares Outstanding	67,590,336